Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Concentration risk percentage						100.00%	100.00%	100.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	14.00%	18.00%	15.00%	20.00%	18.00%	18.00%	12.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	19.00%	15.00%	13.00%	15.00%	15.00%	13.00%	18.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	0.00%	13.00%	1.00%	14.00%	13.00%	2.00%	0.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage						4.00%	13.00%	13.00%
TotalEnergies
Revenue, Major Customer [Line Items]
Concentration risk percentage						0.00%	5.00%	20.00%
Sonadrill
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	22.00%	14.00%	22.00%	12.00%
Var Energi
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	13.00%	7.00%	13.00%	2.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	45.00%	32.00%	33.00%	36.00%	37.00%	50.00%	49.00%	37.00%